SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted average number of shares of common stock outstanding attributable to stockholders		1,200,608	528,776
Total weighted average number of shares of common stock related to outstanding options, excluded from the calculations of diluted loss per share ()	[1]	27,518	33,533

[1]	The effect of the inclusion of option in 2023 and 2022 is anti-dilutive.